INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.
U.S. Real Estate Portfolio

SUMMARY PROSPECTUS  APRIL 29, 2016

Share Class and Ticker Symbols
Class I	Class A	Class L	Class C	Class IS
MSUSX	MUSDX	MSULX	MSURX	MURSX

Before you invest, you may want to review the Portfolio's statutory prospectus ("Prospectus"), which contains more information about the Portfolio and its risks. You can find the Portfolio's Prospectus and other information about the Portfolio, including the Statement of Additional Information ("SAI") and the most recent annual and semiannual reports to shareholders, online at www.morganstanley.com/im. You can also get this information at no cost by calling toll-free 1-866-414-6349 or by sending an e-mail request to orders@mysummaryprospectus.com. The Portfolio's Prospectus and SAI, both dated April 29, 2016 (as may be supplemented from time to time), are incorporated by reference into this Summary Prospectus.

Objective

The U.S. Real Estate Portfolio (the "Portfolio") seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs").

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of other portfolios of Morgan Stanley Institutional Fund, Inc. (the "Fund") or Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares"), amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary and on page 35 of the Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares."

Shareholder Fees (fees paid directly from your investment)

	Class I	Class A	Class L	Class C	Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	5.25%	None	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None[1]	None	1.00%[2]	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class C	Class IS
Advisory Fee	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%	1.00%	None
Other Expenses	0.21%	0.26%	0.30%	4.12%	0.13%
Total Annual Portfolio Operating Expenses*	0.98%	1.28%	1.82%	5.89%	0.90%
Fee Waiver and/or Expense Reimbursement*	0.00%	0.00%	0.00%	3.79%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.98%	1.28%	1.82%	2.10%	0.90%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$100	$312	$542	$1,201
Class A	$649	$910	$1,190	$1,989
Class L	$185	$572	$985	$2,137
Class C	$313	$1,414	$2,595	$5,454
Class IS	$92	$287	$498	$1,108

If You HELD Your Shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$100	$312	$542	$1,201
Class A	$649	$910	$1,190	$1,989
Class L	$185	$572	$985	$2,137
Class C	$213	$1,414	$2,595	$5,454
Class IS	$92	$287	$498	$1,108

1  Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Portfolio Shares" for further information about the CDSC waiver categories.

2  The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information—How to Redeem Portfolio Shares" for a complete discussion of the CDSC.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.93% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs. The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions.

The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The Adviser's proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the Adviser's perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given property market. The Adviser generally considers selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the investment universe.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective, and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•  REITs and REOCs. Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. Operating REITs requires specialized management skills and the Portfolio indirectly bears management expenses along with the direct expenses of the Portfolio. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Portfolio.

•  Non-Diversification. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance and a comparative sector index, as well as an average that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Portfolio's returns in the table include the maximum applicable sales charge for Class A and assume you sold your shares at the end of each period (unless otherwise noted). The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Annual Total Returns—Calendar Years

High Quarter	9/30/09	30.72%
Low Quarter	12/31/08	–37.93%

Average Annual Total Returns
(for the calendar periods ended December 31, 2015)

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class I (commenced operations on 2/24/95)
Return before Taxes	2.27%	10.95%	7.33%	12.62%
Return after Taxes on Distributions	–1.68%	9.17%	4.20%	9.25%
Return after Taxes on Distributions and Sale of Portfolio Shares	3.94%	8.33%	4.57%	9.06%
Class A (commenced operations on 1/2/96)
Return before Taxes	–3.34%	9.45%	6.47%	11.47%
Class L (commenced operations on 11/11/11)
Return before Taxes	1.44%	N/A	N/A	11.37%
Class C† (commenced operations on 4/30/15)
Return before Taxes	N/A	N/A	N/A	N/A
Class IS (commenced operations on 9/13/13)
Return before Taxes	2.36%	N/A	N/A	13.69%
FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes)[1]	3.20%	11.96%	7.41%	11.17%[4]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	1.38%	12.57%	7.31%	9.17%[4]
Lipper Real Estate Funds Average (reflects no deduction for taxes)[3]	2.17%	11.03%	6.61%	11.12%[4]

†  Class C shares of the Portfolio had not completed a full calendar year of operations as of December 31, 2015 and therefore Class C shares do not have annualized return information to report.

1  The FTSE NAREIT (National Association of Real Estate Investment Trusts) Equity REITs Index is a free float-adjusted market capitalization weighted index of tax-qualified REITs listed on the New York Stock Exchange, NYSE Amex and the NASDAQ National Market Systems. It is not possible to invest directly in an index.

2  The Standard & Poor's 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

3  The Lipper Real Estate Funds Average tracks the performance of all funds in the Lipper Real Estate Funds classification.

4  Since Inception reflects the inception date of Class I.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Manager. The Portfolio is managed by members of the Global Listed Real Assets team. Information about the member primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Theodore R. Bigman	Managing Director	March 1995
Bill Grant	Managing Director	April 2014

Purchase and Sale of Portfolio Shares

The Fund has suspended offering Class L shares of the Portfolio for sale to all investors. The Class L shareholders of the Portfolio do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for each of Class A and Class C shares of the Portfolio. To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan with minimum plan assets of $250,000,000, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), in each case subject to the discretion of the Adviser. The minimum initial investment may be waived for certain investments. For more information, please refer to the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts."

Shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-800-548-7786) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Portfolio's "Distributor," Morgan Stanley Distribution, Inc. (each a "Financial

Intermediary"). In addition, you can sell Portfolio shares at any time by enrolling in a systematic withdrawal plan. If you sell Class A shares or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. For more information, please refer to the sections of the Prospectus entitled "Shareholder Information—How To Purchase Portfolio Shares" and "—How To Redeem Portfolio Shares."

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your Financial Intermediary's web site for more information.

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